Quarterly Report
March 31, 2020
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.1%
AUSTRALIA — 5.8%
AGL Energy, Ltd.	168,878	$1,758,602
Alumina, Ltd.	579,490	516,761
AMP, Ltd. (a)	892,260	725,044
APA Group Stapled Security	297,145	1,876,260
Aristocrat Leisure, Ltd.	145,695	1,878,502
ASX, Ltd.	51,277	2,395,044
Aurizon Holdings, Ltd.	507,008	1,307,433
AusNet Services	539,911	564,101
Australia & New Zealand Banking Group, Ltd.	724,191	7,557,220
Bendigo & Adelaide Bank, Ltd. (b)	149,233	570,489
BHP Group PLC	545,431	8,450,246
BHP Group, Ltd.	749,477	13,529,077
BlueScope Steel, Ltd.	128,543	669,653
Boral, Ltd.	278,445	348,002
Brambles, Ltd.	401,036	2,579,342
Caltex Australia, Ltd.	61,250	822,945
Challenger, Ltd.	131,897	320,577
CIMIC Group, Ltd.	24,790	349,367
Coca-Cola Amatil, Ltd.	124,122	666,599
Cochlear, Ltd.	14,876	1,687,031
Coles Group, Ltd.	297,328	2,755,297
Commonwealth Bank of Australia	454,200	17,052,007
Computershare, Ltd.	127,081	756,977
Crown Resorts, Ltd.	91,949	424,595
CSL, Ltd.	116,373	20,990,523
Dexus REIT	281,105	1,550,047
Flight Centre Travel Group, Ltd. (b)	14,844	93,251
Fortescue Metals Group, Ltd.	352,725	2,150,860
Goodman Group REIT	423,139	3,086,088
GPT Group REIT	481,330	1,064,047
Harvey Norman Holdings, Ltd. (b)	169,194	309,127
Incitec Pivot, Ltd.	394,405	486,804
Insurance Australia Group, Ltd.	579,092	2,174,110
LendLease Group Stapled Security	151,641	946,042
Macquarie Group, Ltd.	86,276	4,572,098
Magellan Financial Group, Ltd.	32,572	859,582
Medibank Pvt, Ltd.	754,661	1,234,892
Mirvac Group REIT	962,862	1,217,245
National Australia Bank, Ltd.	744,630	7,600,450
Newcrest Mining, Ltd.	200,387	2,738,214
Oil Search, Ltd.	353,144	509,610
Orica, Ltd.	109,995	1,024,582
Origin Energy, Ltd.	450,630	1,204,941
Qantas Airways, Ltd.	178,931	346,403
QBE Insurance Group, Ltd.	329,690	1,708,838
Ramsay Health Care, Ltd.	41,132	1,439,121
REA Group, Ltd.	13,915	648,602
Santos, Ltd.	444,145	907,642
Security Description	Shares	Value
Scentre Group REIT	1,344,493	$1,281,403
SEEK, Ltd. (b)	94,567	859,891
Sonic Healthcare, Ltd.	111,593	1,668,907
South32, Ltd.	1,269,043	1,393,962
Stockland REIT	630,157	964,197
Suncorp Group, Ltd.	319,478	1,765,348
Sydney Airport Stapled Security	300,252	1,032,257
Tabcorp Holdings, Ltd.	519,729	800,343
Telstra Corp., Ltd.	1,065,564	1,990,303
TPG Telecom, Ltd.	98,984	419,459
Transurban Group Stapled Security	710,505	5,266,049
Treasury Wine Estates, Ltd.	180,891	1,117,505
Vicinity Centres REIT	761,248	473,829
Washington H Soul Pattinson & Co., Ltd.	28,102	288,949
Wesfarmers, Ltd.	287,613	6,064,355
Westpac Banking Corp.	909,040	9,290,273
WiseTech Global, Ltd. (b)	35,073	362,810
Woodside Petroleum, Ltd.	246,983	2,727,050
Woolworths Group, Ltd.	322,893	6,986,933
Worley, Ltd.	79,653	294,115
		173,472,228
AUSTRIA — 0.1%
ANDRITZ AG	17,424	543,093
Erste Group Bank AG	79,032	1,439,483
OMV AG	34,411	936,898
Raiffeisen Bank International AG	34,387	492,096
Verbund AG	15,343	550,529
Voestalpine AG	26,238	526,682
		4,488,781
BELGIUM — 0.9%
Ageas	43,311	1,795,611
Anheuser-Busch InBev SA	196,365	8,628,984
Colruyt SA	15,575	839,963
Galapagos NV (a)	11,895	2,323,943
Groupe Bruxelles Lambert SA	21,703	1,698,868
KBC Group NV	64,630	2,917,575
Proximus SADP	40,640	928,497
Solvay SA	19,925	1,428,589
Telenet Group Holding NV	14,159	422,998
UCB SA	32,204	2,741,329
Umicore SA	52,316	1,795,201
		25,521,558
CHILE — 0.0% (c)
Antofagasta PLC	94,425	900,240
CHINA — 0.1%
BeiGene, Ltd. ADR (a)	10,300	1,268,033
BOC Hong Kong Holdings, Ltd.	926,500	2,543,867
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	333,631
		4,145,531

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
DENMARK — 2.1%
AP Moller - Maersk A/S Class A	1,017	$831,391
AP Moller - Maersk A/S Class B (b)	1,657	1,461,860
Carlsberg A/S Class B	26,887	3,012,822
Chr. Hansen Holding A/S	26,096	1,916,719
Coloplast A/S Class B	30,334	4,378,722
Danske Bank A/S	167,123	1,851,308
Demant A/S (a)(b)	30,915	669,987
DSV Panalpina A/S	54,280	4,912,622
Genmab A/S (a)	16,082	3,215,311
H Lundbeck A/S	20,214	590,764
ISS A/S (b)	38,781	528,071
Novo Nordisk A/S Class B	449,179	26,698,162
Novozymes A/S Class B	53,917	2,407,270
Orsted A/S (d)	46,688	4,549,340
Pandora A/S	25,242	807,273
Tryg A/S	33,722	816,960
Vestas Wind Systems A/S	47,955	3,883,701
		62,532,283
FINLAND — 1.1%
Elisa Oyj	37,469	2,300,869
Fortum Oyj (b)	115,542	1,672,184
Kone Oyj Class B	86,662	4,828,272
Metso Oyj	29,251	685,787
Neste Oyj	108,682	3,594,901
Nokia Oyj	1,436,183	4,400,582
Nokian Renkaat Oyj (b)	32,627	775,079
Nordea Bank Abp	810,322	4,551,422
Orion Oyj Class B (b)	28,432	1,151,149
Sampo Oyj Class A	113,280	3,251,254
Stora Enso Oyj Class R	149,182	1,484,007
UPM-Kymmene Oyj (b)	136,896	3,713,612
Wartsila OYJ Abp	120,166	873,011
		33,282,129
FRANCE — 10.2%
Accor SA	42,276	1,129,971
Aeroports de Paris	7,865	755,914
Air Liquide SA	121,610	15,443,692
Airbus SE	150,489	9,654,104
Alstom SA	48,182	1,979,346
Amundi SA (d)	16,165	930,506
Arkema SA	18,001	1,222,714
Atos SE	25,458	1,687,457
AXA SA	499,400	8,412,498
BioMerieux	10,343	1,164,916
BNP Paribas SA	287,561	8,352,405
Bollore SA (e)	252,490	682,660
Bollore SA (a)(e)	1,161	3,731
Bouygues SA	56,992	1,645,502
Bureau Veritas SA	73,174	1,372,184
Capgemini SE	41,292	3,432,780
Carrefour SA	159,129	2,509,952
Casino Guichard Perrachon SA (b)	13,917	529,876
Security Description	Shares	Value
Cie de Saint-Gobain	127,605	$3,046,253
Cie Generale des Etablissements Michelin SCA	43,779	3,814,733
CNP Assurances	47,490	457,470
Covivio REIT	13,660	763,226
Credit Agricole SA	288,892	2,033,698
Danone SA	158,572	10,096,340
Dassault Aviation SA	605	494,274
Dassault Systemes SE	34,213	4,969,207
Edenred	62,666	2,587,284
Eiffage SA	20,205	1,426,876
Electricite de France SA	166,682	1,296,695
Engie SA	474,174	4,830,882
EssilorLuxottica SA	73,253	7,715,912
Eurazeo SE	11,024	492,109
Eutelsat Communications SA (b)	41,976	434,113
Faurecia SE	19,469	567,164
Gecina SA REIT	11,847	1,550,957
Getlink SE	112,207	1,350,153
Hermes International	8,201	5,551,466
ICADE REIT	8,381	654,441
Iliad SA	3,166	424,383
Ingenico Group SA	15,284	1,589,444
Ipsen SA	9,549	486,973
JCDecaux SA	19,153	338,758
Kering SA	19,343	10,034,024
Klepierre SA REIT	54,142	1,026,745
Legrand SA	68,775	4,364,132
L'Oreal SA	64,052	16,492,428
LVMH Moet Hennessy Louis Vuitton SE	71,098	25,941,710
Natixis SA	221,885	702,915
Orange SA	516,355	6,219,723
Pernod Ricard SA	54,319	7,670,339
Peugeot SA	147,984	1,916,776
Publicis Groupe SA	55,765	1,585,540
Remy Cointreau SA	5,928	642,775
Renault SA	47,770	903,204
Safran SA	83,049	7,320,211
Sanofi	288,381	24,838,647
Sartorius Stedim Biotech	6,864	1,362,723
Schneider Electric SE	141,991	11,940,013
SCOR SE	41,578	910,082
SEB SA	6,268	772,352
Societe Generale SA	205,131	3,343,272
Sodexo SA	23,555	1,573,738
Suez	89,128	900,848
Teleperformance	14,830	3,055,807
Thales SA	26,547	2,187,248
TOTAL SA	616,262	23,101,065
Ubisoft Entertainment SA (a)	24,210	1,760,469
Unibail-Rodamco-Westfield	73,380	192,270
Unibail-Rodamco-Westfield REIT (b)	33,313	1,899,934
Valeo SA	61,829	1,001,159

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Veolia Environnement SA	139,941	$2,940,536
Vinci SA	131,090	10,656,402
Vivendi SA	208,323	4,382,091
Wendel SA	7,128	562,736
Worldline SA (a)(d)	33,554	1,970,253
		302,055,186
GERMANY — 7.9%
Adidas AG	46,038	10,169,336
Allianz SE	106,168	17,987,529
Aroundtown SA	317,539	1,581,285
BASF SE	234,280	10,894,608
Bayer AG	249,825	14,241,264
Bayerische Motoren Werke AG	84,524	4,292,780
Bayerische Motoren Werke AG Preference Shares	16,372	690,704
Beiersdorf AG	26,496	2,654,236
Brenntag AG	39,729	1,436,045
Carl Zeiss Meditec AG	10,275	973,379
Commerzbank AG	277,026	981,118
Continental AG	27,756	1,968,818
Covestro AG (d)	43,724	1,320,146
Daimler AG	230,250	6,841,003
Delivery Hero SE (a)(d)	30,056	2,198,521
Deutsche Bank AG	495,723	3,135,209
Deutsche Boerse AG	48,010	6,562,018
Deutsche Lufthansa AG	64,206	597,452
Deutsche Post AG	251,065	6,696,223
Deutsche Telekom AG	850,159	10,923,922
Deutsche Wohnen SE	90,521	3,413,054
E.ON SE	580,651	5,925,619
Evonik Industries AG	56,126	1,166,088
Fraport AG Frankfurt Airport Services Worldwide	10,591	424,158
Fresenius Medical Care AG & Co. KGaA	54,793	3,558,344
Fresenius SE & Co. KGaA	106,125	3,931,078
Fuchs Petrolub SE Preference Shares	19,855	704,613
GEA Group AG	40,937	841,334
Hannover Rueck SE	15,442	2,169,329
HeidelbergCement AG	37,100	1,576,906
Henkel AG & Co. KGaA Preference Shares	46,465	3,697,309
Henkel AG & Co. KGaA	26,031	1,902,387
HOCHTIEF AG	6,344	414,411
Infineon Technologies AG	316,087	4,539,580
KION Group AG	16,364	700,665
Knorr-Bremse AG	12,094	1,057,809
Lanxess AG	20,021	792,834
Merck KGaA	32,599	3,274,404
METRO AG	46,138	390,953
MTU Aero Engines AG	13,632	1,961,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,545	7,310,474
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	38,236	$1,590,093
Puma SE	21,755	1,271,669
RWE AG	146,978	3,824,022
SAP SE	251,321	27,915,745
Sartorius AG Preference Shares	9,431	2,243,173
Siemens AG	194,439	16,197,958
Siemens Healthineers AG (d)	40,391	1,553,378
Symrise AG	32,823	3,020,864
Telefonica Deutschland Holding AG	261,248	638,106
Thyssenkrupp AG (a)	100,059	524,328
TUI AG	110,526	482,941
Uniper SE	49,780	1,216,494
United Internet AG	23,175	670,428
Volkswagen AG	7,916	1,033,240
Volkswagen AG Preference Shares	48,123	5,515,209
Vonovia SE	132,261	6,545,425
Wirecard AG	30,158	3,380,500
Zalando SE (a)(d)	35,450	1,329,269
		234,850,833
HONG KONG — 3.5%
AIA Group, Ltd.	3,095,000	27,721,206
ASM Pacific Technology, Ltd.	81,800	758,658
Bank of East Asia, Ltd.	350,839	749,927
Budweiser Brewing Co. APAC, Ltd. (a)(d)	359,900	925,786
CK Asset Holdings, Ltd.	655,179	3,555,645
CK Hutchison Holdings, Ltd.	685,000	4,566,722
CK Infrastructure Holdings, Ltd.	182,500	966,365
CLP Holdings, Ltd.	417,000	3,820,634
Dairy Farm International Holdings, Ltd.	77,000	354,159
Galaxy Entertainment Group, Ltd.	566,000	2,981,732
Hang Lung Properties, Ltd.	556,000	1,121,463
Hang Seng Bank, Ltd.	199,800	3,404,858
Henderson Land Development Co., Ltd.	382,436	1,447,820
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	758,490	728,378
HKT Trust & HKT, Ltd. Stapled Security	937,000	1,274,668
Hong Kong & China Gas Co., Ltd.	2,587,785	4,238,326
Hong Kong Exchanges & Clearing, Ltd.	308,505	9,244,800
Hongkong Land Holdings, Ltd.	310,500	1,161,691
Jardine Matheson Holdings, Ltd.	57,800	2,909,184
Jardine Strategic Holdings, Ltd.	58,400	1,305,161
Kerry Properties, Ltd.	146,000	381,880
Link REIT	535,600	4,515,367
Melco Resorts & Entertainment, Ltd. ADR	55,923	693,445

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MTR Corp., Ltd.	385,601	$1,983,866
New World Development Co., Ltd.	1,609,077	1,716,129
NWS Holdings, Ltd.	356,810	363,707
PCCW, Ltd.	1,072,000	587,989
Power Assets Holdings, Ltd.	361,000	2,142,049
Sands China, Ltd.	609,600	2,218,309
Sino Land Co., Ltd.	803,387	1,011,351
SJM Holdings, Ltd.	457,000	381,427
Sun Hung Kai Properties, Ltd.	404,500	5,289,709
Swire Pacific, Ltd. Class A	135,500	862,759
Swire Properties, Ltd.	280,600	784,111
Techtronic Industries Co., Ltd.	344,000	2,184,888
Vitasoy International Holdings, Ltd.	212,000	638,142
WH Group, Ltd. (d)	2,531,809	2,337,438
Wharf Real Estate Investment Co., Ltd. (b)	312,000	1,272,931
Wheelock & Co., Ltd.	221,000	1,497,839
Yue Yuen Industrial Holdings, Ltd.	212,500	324,799
		104,425,318
IRELAND — 0.6%
AerCap Holdings NV (a)	32,314	736,436
AIB Group PLC (a)	205,023	226,170
Bank of Ireland Group PLC	229,848	426,258
CRH PLC	202,793	5,456,031
Flutter Entertainment PLC	19,452	1,740,804
James Hardie Industries PLC	114,006	1,317,128
Kerry Group PLC Class A	40,960	4,728,043
Kingspan Group PLC	40,491	2,172,273
Smurfit Kappa Group PLC	57,747	1,627,491
		18,430,634
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	612,191
Bank Hapoalim BM	275,519	1,652,763
Bank Leumi Le-Israel BM	360,144	1,988,094
Check Point Software Technologies, Ltd. (a)	29,510	2,966,935
CyberArk Software, Ltd. (a)	9,300	795,708
Elbit Systems, Ltd.	6,111	792,817
Israel Chemicals, Ltd.	162,743	518,909
Israel Discount Bank, Ltd. Class A	293,896	857,943
Mizrahi Tefahot Bank, Ltd.	33,833	623,433
Nice, Ltd. (a)	15,007	2,172,430
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,492,727
Teva Pharmaceutical Industries, Ltd. (a)	118,041	1,050,122
Wix.com, Ltd. (a)	11,300	1,139,266
		16,663,338
ITALY — 1.9%
Assicurazioni Generali SpA	280,282	3,776,915
Atlantia SpA	128,718	1,590,804
Security Description	Shares	Value
Davide Campari-Milano SpA	154,038	$1,099,003
Enel SpA	2,046,180	14,041,931
Eni SpA	643,355	6,360,571
Ferrari NV	30,117	4,615,307
FinecoBank Banca Fineco SpA	157,778	1,412,270
Intesa Sanpaolo SpA	3,764,578	6,060,111
Leonardo SpA	97,959	644,305
Mediobanca Banca di Credito Finanziario SpA	161,856	878,109
Moncler SpA	44,149	1,596,099
Pirelli & C SpA (d)	116,150	407,701
Poste Italiane SpA (d)	140,420	1,175,838
Prysmian SpA	65,223	1,030,233
Recordati SpA	27,399	1,148,479
Snam SpA	529,926	2,409,513
Telecom Italia SpA (a)(b)(e)	2,204,493	887,751
Telecom Italia SpA (e)	1,626,518	632,226
Terna Rete Elettrica Nazionale SpA	362,156	2,264,803
UniCredit SpA	498,769	3,839,002
		55,870,971
JAPAN — 25.6%
ABC-Mart, Inc.	8,800	438,671
Acom Co., Ltd.	91,400	369,692
Advantest Corp. (b)	50,100	1,987,533
Aeon Co., Ltd.	166,500	3,673,956
AEON Financial Service Co., Ltd.	30,100	320,310
Aeon Mall Co., Ltd.	24,100	302,963
AGC, Inc.	50,100	1,215,949
Air Water, Inc.	52,200	712,023
Aisin Seiki Co., Ltd.	44,400	1,083,077
Ajinomoto Co., Inc.	111,700	2,073,178
Alfresa Holdings Corp.	45,600	845,305
Alps Alpine Co., Ltd.	51,600	495,218
Amada Holdings Co., Ltd.	91,300	712,751
ANA Holdings, Inc.	28,500	691,602
Aozora Bank, Ltd. (b)	27,800	528,427
Asahi Group Holdings, Ltd.	92,900	3,001,966
Asahi Intecc Co., Ltd.	51,400	1,266,164
Asahi Kasei Corp.	319,200	2,227,668
Astellas Pharma, Inc.	487,700	7,484,239
Bandai Namco Holdings, Inc. (b)	52,800	2,550,769
Bank of Kyoto, Ltd. (b)	12,500	394,572
Benesse Holdings, Inc.	20,100	509,470
Bridgestone Corp.	147,500	4,497,080
Brother Industries, Ltd.	53,900	813,143
Calbee, Inc.	20,900	561,779
Canon, Inc.	252,700	5,469,532
Casio Computer Co., Ltd.	53,600	746,944
Central Japan Railway Co.	36,500	5,826,597
Chiba Bank, Ltd.	134,000	581,000
Chubu Electric Power Co., Inc.	169,900	2,388,278
Chugai Pharmaceutical Co., Ltd.	57,600	6,637,532

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (b)	76,900	$1,068,652
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	594,854
Concordia Financial Group, Ltd.	287,400	833,183
Credit Saison Co., Ltd.	39,200	452,977
CyberAgent, Inc.	25,800	995,918
Dai Nippon Printing Co., Ltd.	58,500	1,238,237
Daicel Corp.	63,200	457,953
Daifuku Co., Ltd. (b)	27,300	1,704,029
Dai-ichi Life Holdings, Inc.	273,500	3,234,911
Daiichi Sankyo Co., Ltd.	146,300	10,007,368
Daikin Industries, Ltd.	64,000	7,694,923
Daito Trust Construction Co., Ltd.	18,300	1,692,632
Daiwa House Industry Co., Ltd.	144,800	3,563,368
Daiwa House REIT Investment Corp.	540	1,318,228
Daiwa Securities Group, Inc.	376,300	1,448,343
Denso Corp.	109,300	3,478,709
Dentsu Group, Inc.	56,000	1,077,720
Disco Corp.	7,300	1,414,578
East Japan Railway Co.	77,000	5,803,407
Eisai Co., Ltd.	65,300	4,757,499
Electric Power Development Co., Ltd.	35,600	710,644
FamilyMart Co., Ltd.	65,500	1,171,427
FANUC Corp.	50,100	6,667,987
Fast Retailing Co., Ltd.	15,000	6,096,249
Fuji Electric Co., Ltd.	30,600	683,390
FUJIFILM Holdings Corp.	93,900	4,608,917
Fujitsu, Ltd.	50,000	4,485,497
Fukuoka Financial Group, Inc.	40,900	537,382
GMO Payment Gateway, Inc.	10,800	753,907
Hakuhodo DY Holdings, Inc.	55,500	557,762
Hamamatsu Photonics KK	36,900	1,493,445
Hankyu Hanshin Holdings, Inc.	57,700	1,930,724
Hikari Tsushin, Inc.	4,900	816,665
Hino Motors, Ltd.	63,000	334,651
Hirose Electric Co., Ltd.	8,010	822,484
Hisamitsu Pharmaceutical Co., Inc.	13,200	610,095
Hitachi Chemical Co., Ltd.	25,300	1,072,312
Hitachi Construction Machinery Co., Ltd.	24,800	495,408
Hitachi High-Tech Corp.	18,800	1,383,261
Hitachi Metals, Ltd.	57,400	600,108
Hitachi, Ltd.	248,300	7,104,352
Honda Motor Co., Ltd. (b)	420,600	9,374,039
Hoshizaki Corp.	14,400	1,072,854
Hoya Corp.	97,100	8,223,674
Hulic Co., Ltd.	85,100	857,788
Idemitsu Kosan Co., Ltd.	48,540	1,103,448
IHI Corp.	34,800	403,655
Iida Group Holdings Co., Ltd.	35,900	494,203
Inpex Corp.	262,100	1,464,540
Isetan Mitsukoshi Holdings, Ltd.	80,300	464,029
Security Description	Shares	Value
Isuzu Motors, Ltd.	150,500	$992,023
ITOCHU Corp. (b)	345,200	7,115,325
Itochu Techno-Solutions Corp.	22,200	629,745
J Front Retailing Co., Ltd.	52,200	429,109
Japan Airlines Co., Ltd. (b)	28,300	518,010
Japan Airport Terminal Co., Ltd. (b)	12,400	474,656
Japan Exchange Group, Inc.	128,900	2,253,046
Japan Post Bank Co., Ltd. (b)	94,700	871,081
Japan Post Holdings Co., Ltd.	413,700	3,223,325
Japan Post Insurance Co., Ltd.	55,100	678,051
Japan Prime Realty Investment Corp. REIT	191	574,766
Japan Real Estate Investment Corp. REIT	325	1,902,833
Japan Retail Fund Investment Corp. REIT	633	716,710
Japan Tobacco, Inc.	308,700	5,687,184
JFE Holdings, Inc.	130,500	842,281
JGC Holdings Corp.	49,900	396,716
JSR Corp.	53,700	977,590
JTEKT Corp.	49,700	334,336
JXTG Holdings, Inc.	761,700	2,585,068
Kajima Corp.	116,200	1,183,010
Kakaku.com, Inc.	33,100	602,969
Kamigumi Co., Ltd.	24,000	403,496
Kansai Electric Power Co., Inc.	180,800	2,004,452
Kansai Paint Co., Ltd.	47,600	899,277
Kao Corp.	123,900	10,053,709
Kawasaki Heavy Industries, Ltd.	33,000	472,908
KDDI Corp.	450,500	13,254,128
Keihan Holdings Co., Ltd.	23,800	1,051,495
Keikyu Corp.	55,000	921,655
Keio Corp.	26,300	1,546,394
Keisei Electric Railway Co., Ltd.	33,100	952,716
Keyence Corp.	46,900	15,018,870
Kikkoman Corp. (b)	37,100	1,566,756
Kintetsu Group Holdings Co., Ltd.	44,000	2,028,304
Kirin Holdings Co., Ltd.	209,500	4,121,195
Kobayashi Pharmaceutical Co., Ltd.	13,300	1,225,627
Koito Manufacturing Co., Ltd.	27,200	910,799
Komatsu, Ltd.	241,000	3,884,668
Konami Holdings Corp. (b)	23,100	705,715
Konica Minolta, Inc.	111,800	448,633
Kose Corp.	8,700	1,072,264
Kubota Corp.	265,300	3,360,920
Kuraray Co., Ltd.	75,800	759,618
Kurita Water Industries, Ltd.	23,800	543,853
Kyocera Corp.	81,000	4,760,832
Kyowa Kirin Co., Ltd.	59,900	1,333,403
Kyushu Electric Power Co., Inc.	101,200	808,417
Kyushu Railway Co. (b)	42,600	1,218,830
Lawson, Inc.	12,000	656,054
LINE Corp. (a)	16,600	798,260
Lion Corp.	53,300	1,132,163

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LIXIL Group Corp.	68,900	$845,548
M3, Inc. (b)	110,600	3,249,389
Makita Corp.	57,800	1,756,093
Marubeni Corp.	403,800	1,996,101
Marui Group Co., Ltd.	48,700	811,445
Maruichi Steel Tube, Ltd. (b)	16,600	395,988
Mazda Motor Corp.	149,000	783,713
McDonald's Holdings Co. Japan, Ltd.	16,000	718,754
Mebuki Financial Group, Inc.	259,300	523,849
Medipal Holdings Corp.	46,300	861,712
MEIJI Holdings Co., Ltd.	28,100	1,983,407
Mercari, Inc. (a)(b)	17,200	332,712
MINEBEA MITSUMI, Inc.	90,300	1,328,459
MISUMI Group, Inc.	74,900	1,613,704
Mitsubishi Chemical Holdings Corp.	322,600	1,907,979
Mitsubishi Corp.	346,000	7,289,522
Mitsubishi Electric Corp.	469,700	5,715,098
Mitsubishi Estate Co., Ltd.	305,700	4,496,944
Mitsubishi Gas Chemical Co., Inc.	35,900	385,848
Mitsubishi Heavy Industries, Ltd.	82,800	2,078,407
Mitsubishi Materials Corp.	28,100	572,163
Mitsubishi Motors Corp. (b)	149,700	420,107
Mitsubishi UFJ Financial Group, Inc.	3,131,800	11,671,121
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	560,172
Mitsui & Co., Ltd.	419,200	5,796,864
Mitsui Chemicals, Inc.	51,500	965,479
Mitsui Fudosan Co., Ltd.	222,100	3,830,281
Mitsui OSK Lines, Ltd.	27,400	437,421
Mizuho Financial Group, Inc.	6,177,800	7,059,431
MonotaRO Co., Ltd.	28,800	757,906
MS&AD Insurance Group Holdings, Inc.	120,800	3,357,030
Murata Manufacturing Co., Ltd.	147,200	7,288,858
Nabtesco Corp.	31,100	708,571
Nagoya Railroad Co., Ltd.	50,400	1,411,385
NEC Corp.	65,500	2,375,565
Nexon Co., Ltd.	132,100	2,150,027
NGK Insulators, Ltd.	65,800	852,964
NGK Spark Plug Co., Ltd.	36,100	504,011
NH Foods, Ltd.	21,000	727,901
Nidec Corp.	115,800	5,943,924
Nikon Corp.	75,900	693,855
Nintendo Co., Ltd.	28,800	11,148,635
Nippon Building Fund, Inc. REIT	350	2,345,054
Nippon Express Co., Ltd.	19,100	927,965
Nippon Paint Holdings Co., Ltd.	39,000	2,021,950
Nippon Prologis REIT, Inc.	499	1,250,528
Nippon Shinyaku Co., Ltd.	11,200	873,540
Nippon Steel Corp.	205,500	1,744,768
Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	332,300	$7,915,836
Nippon Yusen KK	36,900	434,115
Nissan Chemical Corp.	33,100	1,194,017
Nissan Motor Co., Ltd.	585,900	1,952,443
Nisshin Seifun Group, Inc.	46,800	777,621
Nissin Foods Holdings Co., Ltd.	15,300	1,264,641
Nitori Holdings Co., Ltd.	21,100	2,840,112
Nitto Denko Corp.	40,000	1,769,682
Nomura Holdings, Inc.	846,300	3,557,245
Nomura Real Estate Holdings, Inc.	31,100	501,217
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,353,000
Nomura Research Institute, Ltd.	86,600	1,821,943
NSK, Ltd.	92,100	583,899
NTT Data Corp.	164,800	1,571,274
NTT DOCOMO, Inc.	341,200	10,627,872
Obayashi Corp.	166,800	1,409,748
Obic Co., Ltd.	16,800	2,180,147
Odakyu Electric Railway Co., Ltd.	78,100	1,708,341
Oji Holdings Corp.	230,700	1,221,555
Olympus Corp.	298,100	4,280,081
Omron Corp.	48,500	2,497,590
Ono Pharmaceutical Co., Ltd.	98,100	2,245,400
Oracle Corp. Japan	9,900	860,067
Oriental Land Co., Ltd. (b)	51,500	6,548,147
ORIX Corp.	341,300	4,055,716
Orix JREIT, Inc.	642	841,034
Osaka Gas Co., Ltd.	96,000	1,795,472
Otsuka Corp.	27,800	1,180,407
Otsuka Holdings Co., Ltd.	99,100	3,851,320
Pan Pacific International Holdings Corp.	118,200	2,229,475
Panasonic Corp.	559,400	4,218,016
Park24 Co., Ltd.	33,500	491,878
PeptiDream, Inc. (a)	23,400	811,288
Persol Holdings Co., Ltd.	41,200	410,610
Pigeon Corp.	30,500	1,163,048
Pola Orbis Holdings, Inc.	20,800	380,873
Rakuten, Inc.	230,000	1,727,075
Recruit Holdings Co., Ltd.	349,300	8,986,923
Renesas Electronics Corp. (a)	191,400	678,111
Resona Holdings, Inc.	528,500	1,578,293
Ricoh Co., Ltd.	175,200	1,274,089
Rinnai Corp.	7,700	540,615
Rohm Co., Ltd.	25,400	1,373,276
Ryohin Keikaku Co., Ltd.	63,000	697,807
Sankyo Co., Ltd.	9,200	265,743
Santen Pharmaceutical Co., Ltd.	91,100	1,557,208
SBI Holdings, Inc.	59,200	859,128
Secom Co., Ltd.	54,400	4,481,404
Sega Sammy Holdings, Inc.	45,300	547,403
Seibu Holdings, Inc.	48,100	528,106
Seiko Epson Corp. (b)	74,900	802,934

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sekisui Chemical Co., Ltd.	94,900	$1,245,241
Sekisui House, Ltd.	155,600	2,555,939
Seven & i Holdings Co., Ltd.	193,500	6,364,861
Seven Bank, Ltd.	180,400	463,726
SG Holdings Co., Ltd.	36,900	875,400
Sharp Corp. (b)	55,600	574,858
Shimadzu Corp.	57,500	1,494,670
Shimamura Co., Ltd.	5,100	306,985
Shimano, Inc.	19,100	2,713,065
Shimizu Corp.	150,400	1,165,727
Shin-Etsu Chemical Co., Ltd.	91,000	8,908,509
Shinsei Bank, Ltd. (a)	55,700	734,796
Shionogi & Co., Ltd.	68,900	3,380,459
Shiseido Co., Ltd.	103,600	6,064,573
Shizuoka Bank, Ltd.	103,100	623,499
Showa Denko KK	31,900	651,857
SMC Corp.	14,700	6,138,333
Softbank Corp. (b)	426,400	5,410,137
SoftBank Group Corp.	398,700	14,058,707
Sohgo Security Services Co., Ltd.	19,700	952,413
Sompo Holdings, Inc.	86,800	2,664,858
Sony Corp.	326,700	19,274,517
Sony Financial Holdings, Inc.	41,600	695,752
Square Enix Holdings Co., Ltd.	22,500	1,001,199
Stanley Electric Co., Ltd.	33,600	656,897
Subaru Corp.	154,100	2,933,900
SUMCO Corp.	64,500	816,327
Sumitomo Chemical Co., Ltd.	364,100	1,071,432
Sumitomo Corp.	310,900	3,531,455
Sumitomo Dainippon Pharma Co., Ltd.	37,000	478,398
Sumitomo Electric Industries, Ltd.	192,400	2,002,184
Sumitomo Heavy Industries, Ltd.	26,400	470,454
Sumitomo Metal Mining Co., Ltd.	59,600	1,213,639
Sumitomo Mitsui Financial Group, Inc.	335,500	8,117,966
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,372,244
Sumitomo Realty & Development Co., Ltd.	82,100	1,996,719
Sumitomo Rubber Industries, Ltd.	35,100	328,374
Sundrug Co., Ltd.	16,700	533,007
Suntory Beverage & Food, Ltd.	35,700	1,343,690
Suzuken Co., Ltd.	17,400	629,657
Suzuki Motor Corp.	92,700	2,198,508
Sysmex Corp.	43,500	3,135,768
T&D Holdings, Inc.	141,700	1,144,134
Taiheiyo Cement Corp.	29,800	505,570
Taisei Corp.	49,900	1,515,791
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	495,191
Taiyo Nippon Sanso Corp.	34,900	514,361
Security Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	381,617	$11,573,227
TDK Corp.	32,400	2,481,286
Teijin, Ltd.	50,700	854,174
Terumo Corp.	166,500	5,681,795
THK Co., Ltd.	33,400	670,284
Tobu Railway Co., Ltd.	49,200	1,709,602
Toho Co., Ltd.	29,700	904,512
Toho Gas Co., Ltd.	17,900	803,732
Tohoku Electric Power Co., Inc.	118,000	1,129,802
Tokio Marine Holdings, Inc.	163,600	7,455,625
Tokyo Century Corp. (b)	9,800	305,429
Tokyo Electric Power Co. Holdings, Inc. (a)	374,900	1,298,985
Tokyo Electron, Ltd.	40,200	7,462,369
Tokyo Gas Co., Ltd.	96,900	2,274,183
Tokyu Corp.	127,500	1,995,608
Tokyu Fudosan Holdings Corp.	158,700	759,215
Toppan Printing Co., Ltd.	72,500	1,102,522
Toray Industries, Inc.	352,600	1,520,161
Toshiba Corp.	101,600	2,218,033
Tosoh Corp.	70,500	793,554
TOTO, Ltd.	38,000	1,248,556
Toyo Seikan Group Holdings, Ltd.	37,200	422,659
Toyo Suisan Kaisha, Ltd.	23,100	1,112,034
Toyoda Gosei Co., Ltd.	16,800	284,777
Toyota Industries Corp.	37,800	1,795,116
Toyota Motor Corp.	584,500	35,084,523
Toyota Tsusho Corp.	55,400	1,288,954
Trend Micro, Inc.	31,700	1,559,181
Tsuruha Holdings, Inc.	9,800	1,286,959
Unicharm Corp.	105,200	3,922,354
United Urban Investment Corp. REIT	802	799,174
USS Co., Ltd.	53,400	729,329
Welcia Holdings Co., Ltd.	13,200	923,162
West Japan Railway Co.	41,600	2,833,897
Yakult Honsha Co., Ltd.	29,300	1,719,188
Yamada Denki Co., Ltd.	150,400	596,661
Yamaha Corp.	35,700	1,378,058
Yamaha Motor Co., Ltd.	77,500	928,220
Yamato Holdings Co., Ltd.	84,700	1,317,835
Yamazaki Baking Co., Ltd.	30,000	622,791
Yaskawa Electric Corp.	61,800	1,673,688
Yokogawa Electric Corp.	54,700	651,756
Yokohama Rubber Co., Ltd.	29,200	360,553
Z Holdings Corp.	674,400	2,141,528
ZOZO, Inc.	31,900	426,437
		760,885,647
LUXEMBOURG — 0.2%
ArcelorMittal SA	170,046	1,597,087
Eurofins Scientific SE (b)	3,123	1,516,217
Millicom International Cellular SA SDR	26,365	731,393
SES SA	94,603	552,139

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tenaris SA	125,773	$754,879
		5,151,715
MACAU — 0.0% (c)
Wynn Macau, Ltd.	428,400	642,629
NETHERLANDS — 4.6%
ABN AMRO Bank NV (d)	108,292	874,263
Adyen NV (a)(d)	2,704	2,286,343
Aegon NV	446,111	1,108,412
Akzo Nobel NV	52,380	3,427,315
Altice Europe NV (a)	165,281	634,630
ASML Holding NV	108,994	28,585,238
EXOR NV	28,501	1,461,393
Heineken Holding NV	28,962	2,245,404
Heineken NV	67,142	5,668,743
ING Groep NV	1,009,068	5,144,074
Just Eat Takeaway (a)(d)	28,831	2,169,114
Koninklijke Ahold Delhaize NV	282,645	6,550,925
Koninklijke DSM NV	47,118	5,273,097
Koninklijke KPN NV	952,261	2,265,581
Koninklijke Philips NV	233,536	9,539,260
Koninklijke Vopak NV	17,144	895,622
NN Group NV	82,304	2,225,216
NXP Semiconductors NV	72,172	5,985,224
Prosus NV (a)	125,798	8,716,715
Randstad NV	28,901	1,014,747
Royal Dutch Shell PLC Class A	1,073,580	18,619,745
Royal Dutch Shell PLC Class B	950,127	15,909,901
Wolters Kluwer NV	70,834	4,988,239
		135,589,201
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	171,718	1,742,887
Auckland International Airport, Ltd.	231,249	684,610
Fisher & Paykel Healthcare Corp., Ltd.	147,181	2,658,263
Fletcher Building, Ltd.	197,701	408,818
Mercury NZ, Ltd.	166,846	415,053
Meridian Energy, Ltd.	305,752	725,000
Ryman Healthcare, Ltd.	94,456	569,264
Spark New Zealand, Ltd.	418,892	1,012,908
		8,216,803
NORWAY — 0.5%
Aker BP ASA	26,570	329,964
DNB ASA	238,601	2,631,772
Equinor ASA	247,660	3,056,623
Gjensidige Forsikring ASA	44,759	754,622
Mowi ASA	111,409	1,667,671
Norsk Hydro ASA	356,213	760,406
Orkla ASA	197,667	1,676,692
Schibsted ASA Class B	24,544	439,576
Telenor ASA	174,967	2,531,806
Yara International ASA	41,484	1,298,626
		15,147,758
Security Description	Shares	Value
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	651,344	$2,607,181
Galp Energia SGPS SA	117,125	1,332,601
Jeronimo Martins SGPS SA	58,599	1,052,243
		4,992,025
RUSSIA — 0.0% (c)
Evraz PLC	129,609	370,185
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	721,230	1,425,537
CapitaLand Commercial Trust REIT	661,238	708,301
CapitaLand Mall Trust REIT	610,500	764,142
CapitaLand, Ltd.	679,300	1,358,879
City Developments, Ltd.	126,700	641,326
ComfortDelGro Corp., Ltd.	544,900	579,209
DBS Group Holdings, Ltd.	453,413	5,905,813
Genting Singapore, Ltd.	1,668,400	807,353
Jardine Cycle & Carriage, Ltd.	24,833	340,835
Keppel Corp., Ltd. (b)	385,000	1,429,424
Mapletree Commercial Trust REIT	493,800	632,224
Oversea-Chinese Banking Corp., Ltd.	849,741	5,139,481
SATS, Ltd.	171,200	379,889
Sembcorp Industries, Ltd.	242,600	265,851
Singapore Airlines, Ltd. (b)	137,500	557,149
Singapore Exchange, Ltd.	217,700	1,399,624
Singapore Press Holdings, Ltd.	397,400	512,940
Singapore Technologies Engineering, Ltd.	425,500	929,285
Singapore Telecommunications, Ltd.	2,082,400	3,705,824
Suntec Real Estate Investment Trust	529,400	462,163
United Overseas Bank, Ltd.	314,690	4,309,978
UOL Group, Ltd.	128,632	589,118
Venture Corp., Ltd.	67,800	644,734
Wilmar International, Ltd.	514,500	1,161,451
		34,650,530
SOUTH AFRICA — 0.1%
Anglo American PLC	258,633	4,524,340
SPAIN — 2.5%
ACS Actividades de Construccion y Servicios SA	66,885	1,321,489
Aena SME SA (d)	17,308	1,868,202
Amadeus IT Group SA	107,322	5,025,649
Banco Bilbao Vizcaya Argentaria SA	1,671,741	5,150,117
Banco de Sabadell SA	1,406,161	707,476
Banco Santander SA	4,229,787	10,010,363
Bankia SA	304,766	330,637
Bankinter SA	160,926	580,790
CaixaBank SA	899,730	1,656,516
Cellnex Telecom SA (d)	63,782	2,878,488

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Enagas SA	65,979	$1,294,913
Endesa SA	80,722	1,699,358
Ferrovial SA	125,429	2,962,024
Grifols SA	75,632	2,517,487
Iberdrola SA	1,565,369	15,232,460
Industria de Diseno Textil SA	273,409	7,048,724
Mapfre SA	271,207	457,718
Naturgy Energy Group SA	76,473	1,334,756
Red Electrica Corp. SA	102,890	1,839,410
Repsol SA	352,730	3,130,674
Siemens Gamesa Renewable Energy SA	65,112	955,880
Telefonica SA	1,198,327	5,425,759
		73,428,890
SWEDEN — 2.5%
Alfa Laval AB	77,504	1,324,915
Assa Abloy AB Class B	249,451	4,649,804
Atlas Copco AB Class A	171,623	5,698,467
Atlas Copco AB Class B	98,686	2,866,320
Boliden AB	71,106	1,273,681
Electrolux AB Class B	56,183	693,004
Epiroc AB Class A	170,887	1,686,033
Epiroc AB Class B	96,382	948,556
Essity AB Class B	152,264	4,657,256
Hennes & Mauritz AB Class B (b)	207,051	2,645,537
Hexagon AB Class B	67,890	2,866,351
Husqvarna AB Class B	101,271	503,023
ICA Gruppen AB	22,934	956,382
Industrivarden AB Class C	45,559	871,007
Investor AB Class B	116,342	5,240,588
Kinnevik AB Class B	58,818	957,820
L E Lundbergforetagen AB Class B	17,802	720,548
Lundin Petroleum AB	50,406	950,038
Sandvik AB	289,468	4,065,629
Securitas AB Class B	77,801	834,495
Skandinaviska Enskilda Banken AB Class A	412,398	2,757,630
Skanska AB Class B (a)(b)	86,703	1,302,812
SKF AB Class B	98,908	1,345,774
Svenska Handelsbanken AB Class A (a)	395,511	3,256,832
Swedbank AB Class A	230,549	2,538,890
Swedish Match AB (b)	44,622	2,522,619
Tele2 AB Class B	126,668	1,685,022
Telefonaktiebolaget LM Ericsson Class B	784,667	6,342,137
Telia Co. AB (b)	713,631	2,550,450
Volvo AB Class B	371,648	4,410,627
		73,122,247
SWITZERLAND — 10.7%
ABB, Ltd.	472,198	8,164,453
Adecco Group AG	37,597	1,473,837
Alcon, Inc. (a)	106,156	5,410,064
Security Description	Shares	Value
Baloise Holding AG	13,010	$1,687,285
Barry Callebaut AG	795	1,582,927
Chocoladefabriken Lindt & Spruengli AG (e)	280	2,337,906
Chocoladefabriken Lindt & Spruengli AG (e)	27	2,331,213
Cie Financiere Richemont SA	133,917	7,121,014
Clariant AG	56,099	928,851
Coca-Cola HBC AG	49,968	1,069,773
Credit Suisse Group AG	664,583	5,336,083
Dufry AG	11,203	342,028
EMS-Chemie Holding AG	2,229	1,382,911
Geberit AG	9,591	4,180,644
Givaudan SA	2,387	7,306,403
Glencore PLC	2,760,936	4,171,575
Julius Baer Group, Ltd.	54,988	1,832,345
Kuehne + Nagel International AG	13,905	1,884,261
LafargeHolcim, Ltd.	127,116	4,614,696
Lonza Group AG	19,269	7,884,430
Nestle SA	761,660	77,562,496
Novartis AG	550,294	45,161,631
Pargesa Holding SA	10,136	665,720
Partners Group Holding AG	4,909	3,343,482
Roche Holding AG	179,886	57,574,775
Schindler Holding AG (e)	10,782	2,346,547
Schindler Holding AG (e)	4,748	988,912
SGS SA	1,562	3,583,909
Sika AG	32,824	5,361,986
Sonova Holding AG	14,086	2,498,626
STMicroelectronics NV	174,883	3,740,132
Straumann Holding AG	2,651	1,928,040
Swatch Group AG (e)	7,797	1,523,326
Swatch Group AG (e)	15,563	599,373
Swiss Life Holding AG	8,610	2,874,830
Swiss Prime Site AG	19,666	1,904,110
Swiss Re AG	76,670	5,872,694
Swisscom AG (b)	6,746	3,593,498
Temenos AG	16,698	2,165,217
UBS Group AG	996,178	9,083,420
Vifor Pharma AG	12,282	1,671,504
Zurich Insurance Group AG	38,524	13,463,097
		318,550,024
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (f)	37,323	108,570
UNITED KINGDOM — 13.7%
3i Group PLC	245,281	2,372,566
Admiral Group PLC	46,985	1,291,733
Ashtead Group PLC	118,179	2,549,894
Associated British Foods PLC	89,799	2,007,987
AstraZeneca PLC	335,916	29,877,937
Auto Trader Group PLC (d)	245,873	1,326,347
AVEVA Group PLC	15,823	680,550
Aviva PLC	982,380	3,224,230

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
BAE Systems PLC	830,805	$5,328,699
Barclays PLC	4,430,586	5,026,345
Barratt Developments PLC	262,383	1,415,807
Berkeley Group Holdings PLC	32,489	1,447,589
BP PLC	5,197,922	21,279,490
British American Tobacco PLC	588,273	20,004,988
British Land Co. PLC REIT	214,286	892,066
BT Group PLC	2,184,171	3,171,520
Bunzl PLC	86,604	1,730,520
Burberry Group PLC	103,377	1,677,458
Centrica PLC	1,543,689	726,113
CNH Industrial NV	248,353	1,407,197
Coca-Cola European Partners PLC (e)	24,400	915,732
Coca-Cola European Partners PLC (e)	35,366	1,344,606
Compass Group PLC	406,360	6,320,172
Croda International PLC	33,122	1,744,412
DCC PLC	26,533	1,654,148
Diageo PLC	601,755	19,048,338
Direct Line Insurance Group PLC	364,371	1,327,907
easyJet PLC (b)	44,752	309,575
Experian PLC	234,994	6,519,491
Fiat Chrysler Automobiles NV	279,681	1,986,344
G4S PLC	393,013	446,240
GlaxoSmithKline PLC	1,278,161	23,942,106
GVC Holdings PLC	155,670	1,076,417
Halma PLC	98,739	2,314,976
Hargreaves Lansdown PLC	88,665	1,503,887
HSBC Holdings PLC	5,199,038	29,135,678
Imperial Brands PLC	242,045	4,459,292
Informa PLC	317,729	1,727,582
InterContinental Hotels Group PLC	44,129	1,874,141
Intertek Group PLC	41,291	2,408,253
ITV PLC	948,250	776,819
J Sainsbury PLC	440,863	1,138,718
JD Sports Fashion PLC	107,276	599,785
Johnson Matthey PLC	49,525	1,089,348
Kingfisher PLC	559,595	981,232
Land Securities Group PLC REIT	172,937	1,190,495
Legal & General Group PLC	1,526,103	3,599,479
Lloyds Banking Group PLC	18,054,675	7,046,276
London Stock Exchange Group PLC	80,115	7,154,347
M&G PLC (a)	631,607	877,049
Marks & Spencer Group PLC	463,710	561,153
Meggitt PLC	202,959	728,307
Melrose Industries PLC	1,227,736	1,361,940
Micro Focus International PLC ADR (b)	43,670	221,407
Micro Focus International PLC	38,878	191,515
Mondi PLC	124,129	2,091,128
National Grid PLC	896,196	10,453,270
Next PLC	34,716	1,738,645
Security Description	Shares	Value
Ocado Group PLC (a)	120,839	$1,809,480
Pearson PLC	204,658	1,398,674
Persimmon PLC	81,441	1,921,822
Prudential PLC	671,926	8,404,551
Reckitt Benckiser Group PLC	180,737	13,743,914
RELX PLC (e)	318,236	6,780,172
RELX PLC (e)	176,822	3,761,041
Rentokil Initial PLC	479,611	2,286,649
Rio Tinto PLC	287,176	13,142,005
Rio Tinto, Ltd.	96,405	4,942,108
Rolls-Royce Holdings PLC	446,476	1,883,741
Royal Bank of Scotland Group PLC	1,206,151	1,660,252
RSA Insurance Group PLC	251,345	1,309,351
Sage Group PLC	279,344	2,027,746
Schroders PLC	29,656	905,074
Segro PLC REIT	278,813	2,631,162
Severn Trent PLC	61,952	1,750,636
Smith & Nephew PLC	222,726	3,916,864
Smiths Group PLC	102,649	1,544,978
Spirax-Sarco Engineering PLC	19,566	1,960,889
SSE PLC	260,035	4,171,283
St James's Place PLC	140,494	1,309,652
Standard Chartered PLC	687,994	3,797,192
Standard Life Aberdeen PLC	598,144	1,647,903
Taylor Wimpey PLC	844,503	1,213,103
Tesco PLC	2,530,848	7,134,811
Unilever NV	376,343	18,402,978
Unilever PLC	282,673	14,230,578
United Utilities Group PLC	182,330	2,037,453
Vodafone Group PLC	6,837,951	9,443,546
Weir Group PLC	64,978	576,922
Whitbread PLC	35,450	1,311,556
Wm Morrison Supermarkets PLC	586,128	1,278,269
WPP PLC	312,089	2,118,198
		405,753,799
UNITED STATES — 0.2%
Carnival PLC	39,049	465,276
Ferguson PLC	57,571	3,553,594
QIAGEN NV (a)	58,454	2,348,117
		6,366,987
TOTAL COMMON STOCKS (Cost $3,299,575,234)		2,884,140,380

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	41,123,226	41,086,216

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	37,815,108	$37,815,108
TOTAL SHORT-TERM INVESTMENTS (Cost $78,911,614)		78,901,324
TOTAL INVESTMENTS — 99.8% (Cost $3,378,486,848)		2,963,041,704
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,234,413
NET ASSETS — 100.0%		$2,970,276,117
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $108,570, representing less than 0.05% of the Portfolio's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	1,170	06/19/2020	$83,558,407	$91,219,050	$7,660,643
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,550,138	$2,842,481,672	$108,570	$2,884,140,380
Short-Term Investments	78,901,324	—	—	78,901,324
TOTAL INVESTMENTS	$120,451,462	$2,842,481,672	$108,570	$2,963,041,704
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	7,660,643	—	—	7,660,643
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,660,643	$—	$—	$7,660,643
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$128,112,105	$2,842,481,672	$108,570	$2,970,702,347
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$160,898,731	$138,015,317	$(36,788)	$(10,899)	41,123,226	$41,086,216	$147,053
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	114,610,019	95,157,533	—	—	37,815,108	37,815,108	60,444
Total		$36,613,111	$275,508,750	$233,172,850	$(36,788)	$(10,899)		$78,901,324	$207,497
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Portfolio’s Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2020, the Fund entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020, are disclosed in the Schedule of Investments.